Income tax and deferred taxes - Income Tax (Expenses) Benefit for Foreign and Domestic Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current income tax expense by foreign and domestic parties, net
Current income tax expense	$ (2,003,190)	$ (276,779)	$ (99,275)
Deferred tax expense by foreign and domestic parties, net
Deferred tax expense	(430,978)	(27,763)	(29,096)
Income tax expense	(1,572,212)	(249,016)	(70,179)
Foreign countries
Current income tax expense by foreign and domestic parties, net
Current income tax expense	(213,060)	(46,748)	(9,782)
Deferred tax expense by foreign and domestic parties, net
Deferred tax expense	21,338	6,679	(10,284)
Country of domicile
Current income tax expense by foreign and domestic parties, net
Current income tax expense	(1,790,130)	(230,031)	(89,493)
Deferred tax expense by foreign and domestic parties, net
Deferred tax expense	$ (452,316)	$ (34,442)	$ (18,812)